Annual Fund Operating Expenses - Class B - DWS Global Small Cap VIP - Class B	May 01, 2021
Operating Expenses:
Management fee	0.80%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.34%
Total annual fund operating expenses	1.39%
Fee waiver/expense reimbursement	0.29%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.10%